Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2017
FAIR VALUE OF FINANCIAL INSTRUMENTS [abstract]
Fair value of financial instruments

	June 30, 2017		December 31, 2016
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$130,208	$130,208	$135,992	$135,992
Restricted cash	$4,462	$4,462	$5,386	$5,386
Loan receivable from affiliate companies	$28,727	$28,727	$23,008	$23,008
Long-term receivable from affiliate company	$—	$—	$11,105	$11,105
Capital lease obligations, including current portion	$—	$—	$(17,617)	$(17,617)
Senior and ship mortgage notes, net	$(1,298,452)	$(1,133,600)	$(1,296,537)	$(974,170)
Long-term debt, including current portion	$(295,327)	$(298,468)	$(304,682)	$(308,080)
Loan payable to affiliate company	$(52,491)	$(53,494)	$(49,876)	$(51,240)
Long term payable to affiliate companies	$(68,491)	$(68,491)	$(6,399)	$(6,399)

Fair value measurements on a nonrecurring basis

	Fair Value Measurements at June 30, 2017
Assets	Total	(Level I)	(Level II)	(Level III)
Vessels, port terminals and other fixed assets, net (for Navios Horizon)	$6,548	$—	$6,548	$—

	Fair Value Measurements at December 31, 2016
Assets	Total	(Level I)	(Level II)	(Level III)
Investments in affiliates	$148,095	$148,095	$—	$—

Fair value measurements on a nonrecurring basis

	Fair Value Measurements at June 30, 2017
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$130,208	$130,208	$—	$—
Restricted cash	$4,462	$4,462	$—	$—
Loan receivable from affiliate companies(2)	$28,727	$—	$28,727	$—
Senior and ship mortgage notes	$(1,133,600)	$(1,133,600)	$—	$—
Long-term debt, including current portion(1)	$(298,468)	$—	$(298,468)	$—
Loan payable to affiliate company(2)	$(53,494)	$—	$(53,494)	$—
Long term payable to affiliate companies (2)	$(68,491)	$—	$(68,491)	$—

	Fair Value Measurements at December 31, 2016
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$135,992	$135,992	$—	$—
Restricted cash	$5,386	$5,386	$—	$—
Loan receivable from affiliate companies(2)	$23,008	$—	$23,008	$—
Long-term receivable from affiliate company(2)	$11,105	$—	$11,105	$—
Capital lease obligations, including current portion (1)	$(17,617)	$—	$(17,617)	$—
Senior and ship mortgage notes	$(974,170)	$(974,170)	$—	$—
Long-term debt, including current portion(1)	$(308,080)	$—	$(308,080)	$—
Loan payable to affiliate company(2)	$(51,240)	$—	$(51,240)	$—
Long term payable to affiliate companies (2)	$(6,399)	$—	$(6,399)	$—

(1	)The fair value of the Company's long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.
(2	)The fair value of the Company's loan receivable from/payable to affiliate companies and long-term payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty's creditworthiness.